Vessels, net (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment
Balance beginning of period	$ 466,754
Depreciation	13,579	13,616	13,579
Balance end of period	453,175	466,754
Vessel Cost
Property Plant And Equipment
Balance beginning of period	540,454	540,454
Depreciation	0	0
Balance end of period	540,454	540,454
Accumulated Depreciation
Property Plant And Equipment
Balance beginning of period	(73,700)	(60,084)
Depreciation	(13,579)	(13,616)
Balance end of period	(87,279)	(73,700)
Net Book Value
Property Plant And Equipment
Balance beginning of period	466,754	480,370
Depreciation	(13,579)	(13,616)
Balance end of period	$ 453,175	$ 466,754